Shareholders’ Equity (Details) - Schedule of fair value of options granted was estimated using the Black-Scholes option pricing model - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders’ Equity (Details) - Schedule of fair value of options granted was estimated using the Black-Scholes option pricing model [Line Items]
Expected life of up to (years)		6 years 2 months 19 days	6 years 2 months 12 days
Minimum [Member]
Shareholders’ Equity (Details) - Schedule of fair value of options granted was estimated using the Black-Scholes option pricing model [Line Items]
Exercise price (in Dollars per share)	$ 1.78	$ 1.69	$ 1.56
Expected volatility	91.00%	89.80%	88.77%
Risk-free interest	0.92%	0.67%	0.40%
Expected life of up to (years)	5 years 6 months 21 days
Maximum [Member]
Shareholders’ Equity (Details) - Schedule of fair value of options granted was estimated using the Black-Scholes option pricing model [Line Items]
Exercise price (in Dollars per share)	$ 3.61	$ 8.75	$ 1.77
Expected volatility	91.60%	96.10%	90.84%
Risk-free interest	2.43%	1.02%	0.46%
Expected life of up to (years)	6 years 3 months